SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Number of options
Outstanding, Beginning		3,574,401
Granted		302,514
Exercised		(739,748)
Cancelled		(81,087)
Outstanding, Ending		3,056,080	3,574,401
Exercisable		935,057
Vested and expected to vest		3,175,094
Weighted average Exercise price
Outstanding, Beginning		$ 2.46
Granted	[1]
Exercised		1.76
Cancelled		4.34
Outstanding, Ending		2.34	$ 2.46
Exercisable		5.16
Vested and expected to vest		$ 2.36
Weighted average Remaining contractual term ( in years)
Outstanding		47 years 9 months 10 days	45 years 10 months 24 days
Exercisable		3 years 6 months
Vested and expected to vest		1 year 6 months 25 days
Aggregate intrinsic value
Outstanding, Beginning		$ 77,173
Exercised		14,560
Outstanding, Ending		48,471	$ 77,173
Exercisable		12,198
Vested and expected to vest		$ 50,363

[1]	Represents an amount less than $1